Scheduled Maturities of Certificates of Deposit (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deposits Liabilities, Balance Sheet, Reported Amounts [Abstract]
Within one year		$ 1,632,705	$ 2,258,336
One to two years		586,001	552,190
Two to three years		225,973	150,430
Three to four years		284,634	101,652
After four years		236,651	279,290
Certificates of deposit, Amount	$ 2,619,334	$ 2,965,964	$ 3,341,898